                                   Law Offices

                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                                  215.564.8000

                                 August 27, 2009
                                   VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-9303

         Re:      Delaware Pooled Trust (File Nos. 033-40991, 811-06322)
                  (the "Registrant")
                  Preliminary Consent Solicitation Agreement

Ladies and Gentlemen:

     Submitted  herewith  for filing  electronically  via the EDGAR  system,  on behalf of the above-referenced  Registrant,  pursuant to Rule 14a-6(a) under the
Securities  Exchange  Act  of  1934,  as  amended,  are  forms  of a  Notice  of
Solicitation of Consents, Consent Solicitation Statement, and a written Consent.

     As described in the enclosed Consent Solicitation Statement,  the sole item that is to be considered by  shareholders  of the  Registrant is the approval of the reorganization of The Intermediate  Fixed Income Portfolio,  a series of the
Registrant,  into  Delaware  Core Bond Fund,  a series of Delaware  Group Income
Funds.

     Please  direct any  questions  or  comments  regarding  this  filing to the undersigned at (215) 564-8099.

                                                          Sincerely yours,

                                                          /s/Jonathan M. Kopcsik
                                                          Jonathan M. Kopcsik